STATEMENT OF STOCKHOLDERS' EQUITY (DEFICIT) [Parenthetical] (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2003	Dec. 31, 2002
Issuance of common stock to Founders , par value										$ 0.0167
Issuance of common stock new issues, par value				$ 0.35						$ 1.67
Issuance of common stock, compensation for loan guarantees by management, par value							$ 0.0167		$ 0.0167
Issuance of common stock, investment including finders fee, par value									$ 1.67
Issuance of common stock,payment of patent legal fees, par value								$ 0.0167
Issuance of common stock, vendor contractual consideration,par value						$ 0.0167
Issuance of common stock, employment agreements, par value						$ 0.0167
Issuance of common stock, investment, par value						$ 1.67
Issuance of common stock, conversion of convertible securities, par value			$ 0.35		$ 1.67
Issuance of common stock, investor relations, par value				$ 0.35
Issuance of common stock, under PMM in April 2009, par value			$ 0.5
Issuance of common stock, under PPM in May 2009, par value			$ 0.5
Issuance of common stock, under PPM in June 2009, par value			$ 0.5
Issuance of common stock, under PPM in August 2009, par value			$ 0.5
Issuance of common stock, under PPM in September 2009, par value			$ 0.5
Issuance of common stock to directors, management and consultant in August 2009, par value			$ 0.5
Issuance of common stock to finder in September 2009, par value			$ 0.5
Issuance of common stock, under PPM in November 2009, par value			$ 0.5
Issuance of common stock upon conversion of debt and interest, par value			$ 0.27
Issuance of common stock, under PPM in March 2010, par value		$ 0.5
Issuance of common stock to consultants for IR and consulting, par value		$ 0.5
Issuance of common stock, under PPM in April 2010, par value		$ 0.5
Issuance of common stock to consultants, in May 2010, par value		$ 0.5
Issuance of common stock to investors as a penalty for late registration, par value		$ 0.5
Issuance of common stock to investors as a penalty for late registration, Number of shares		4,552,862
Issuance of common stock, under PPM in September 2010, par value		$ 0.1
Issuance of common stock to consultants, in third quarter, par value		$ 0.22
Issuance of common stock, upon exercise of warrants		$ 0.135
Issuance of common stock, to directors as compensation		$ 0.15
Issuance of common stock, under PPM one in first quarter	$ 0.075
Issuance of common stock, under PPM two in first quarter	$ 0.085
Issuance of common stock, under PPM three in first quarter	$ 0.09
Issuance of common stock, under PPM four in first quarter	$ 0.1
Issuance of common stock, under PPM one in second quarter	$ 0.085
Issuance of common stock, under PPM two in second quarter	$ 0.07
Issuance of common stock, under PPM one in third quarter	$ 0.06
Issuance of common stock, under PPM two in third quarter	$ 0.07
Issuance of common stock, under PPM three in third quarter	$ 0.075
Issuance of common stock, under PPM four in third quarter	$ 0.2